Net Income (Loss) Per Share - Computation of Basic and Diluted Net Income Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Calculation Of Numerator And Denominator In Earnings Per Share [Line Items]
Net income	$ (2,805)	$ 2,784	$ 4,305	$ (184)
Weighted average number of shares outstanding:
Weighted average common shares outstanding	20,336,459	15,833,195	15,748,551	16,757,527
Effect of convertible preferred stock		17,418,807	17,418,807
Weighted average shares outstanding for basic earnings per share	20,336,459	33,252,002	33,167,358	16,757,527
Weighted average shares outstanding for basic earnings per share	20,336,459	33,252,002
Effect of share-based equity award plan		1,532,210	1,555,447
Effect of warrants		63,128	67,832
Weighted average shares outstanding for diluted earnings per share	20,336,459	34,847,340	34,790,637	16,757,527
Pro forma weighted average number of shares outstanding:
Weighted average common shares outstanding	20,336,459	15,833,195	15,748,551	16,757,527
Effect of share-based equity award plan		1,532,210	1,555,447
Effect of warrants		63,128	67,832
Net income (loss) per share:
Basic	$ (0.14)	$ 0.08	$ 0.13	$ (0.01)
Diluted	$ (0.14)	$ 0.08	$ 0.12	$ (0.01)
Pro Forma [Member]
Calculation Of Numerator And Denominator In Earnings Per Share [Line Items]
Net income			$ 4,305
Weighted average number of shares outstanding:
Weighted average common shares outstanding			15,748,551
Effect of share-based equity award plan			1,555,447
Effect of warrants			67,832
Pro forma weighted average number of shares outstanding:
Weighted average common shares outstanding			15,748,551
Effect of convertible preferred stock			17,418,807
Pro forma weighted average shares outstanding for basic earnings per share			33,167,358
Effect of share-based equity award plan			1,555,447
Effect of warrants			67,832
Pro forma weighted average shares outstanding for diluted earnings per share			34,790,637
Basic			$ 0.13
Diluted			$ 0.12